Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash Flows from Operating Activities:
Net income/(loss)	$ (4,460)	$ 3,380
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depreciation	19,197	24,009
Amortization of fair value of below/above market acquired time charter	3,167	(452)
Amortization of deferred finance charges	257	157
Loss on sale of vessel	3,164	0
Stock-based compensation	1,402	628
Change in fair value of derivatives	(82)	49
Gain from insurance claim	(140)	(240)
Other non-cash charges	51	5
Changes in operating assets and liabilities:
Restricted cash for forward freight and bunkers agreements	153	(114)
Trade accounts receivable	2,542	(1,653)
Inventories	971	(57)
Accrued income	0	239
Prepaid expenses and other receivables	(911)	(432)
Due from managers	(11)	6
Accounts payable	(4,954)	231
Due to related parties	(186)	94
Accrued liabilities	(383)	294
Due to managers	(48)	52
Deferred revenue	(375)	(1,616)
Net cash provided by Operating Activities	19,354	24,580
Cash Flows from Investing Activities:
Advances for vessels acquisitions and vessels under construction	0	(38,684)
Additions to vessel cost and other fixed assets	(56)	0
Decrease in restricted cash	2,039	7,250
Increase in restricted cash	(713)	(4,200)
Insurance proceeds	1,350	787
Cash proceeds from vessel sale	7,989	0
Net cash used in/provided by Investing Activities	10,609	(34,847)
Cash Flows from Financing Activities:
Proceeds from bank loans	0	32,060
Loan repayment	(24,027)	(20,314)
Financing fees paid	0	(630)
Repurchase of common shares	(861)	0
Cash dividend	(2,416)	(6,356)
Net cash provided by/(used in) Financing Activities	(27,304)	4,760
Net (decrease)/increase in cash and cash equivalents	2,659	(5,507)
Cash and cash equivalents at beginning of period	15,072	12,824
Cash and cash equivalents at end of the period	17,731	7,317
SUPPLEMENTAL CASH FLOW INFORMATION
Interest	$ 4,114	$ 2,708